Operating Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 9,053,084	$ 5,668,357
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	5,828,792	3,483,562
Consulting and legal expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	2,008,036	1,140,305
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	206,062	153,029
Depreciation expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	183,498	388,302
Travelling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	141,575	38,212
Other [Member]Commission expenses
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 685,121	$ 464,947